SIGNIFICANT TRANSACTIONS - Significant transactions in 2020 (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [abstract]
Assets		$ 14,551	$ 16,059
Reclassification adjustments on exchange differences on translation, net of tax		(96)	0	$ 79
Loss on disposals of subsidiaries		$ (78)	$ 1	$ 30
CJSC “VEON Armenia”
Disclosure of subsidiaries [abstract]
Consideration received	$ 51
Assets	33
Reclassification adjustments on exchange differences on translation, net of tax	96
Loss on disposals of subsidiaries	$ (78)